Managed Container Fleet	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Managed Container Fleet

(3) Managed Container Fleet

As part of the Company’s on-going business operation, the Company from time to time purchases containers on behalf of Container Investors. The Company enters into management agreements with the Container Investors whereby the Company, as agent for the Container Investors, purchases and leases out these containers and manages all of the Container Investors’ rights and obligations in respect of such containers and leases. The acquisition of these containers is funded entirely by the Container Investors and all risks and rewards of ownership of these containers vest and remain exclusively with the Container Investors. The Container Investors have no rights or recourse against the Company in the event of physical loss or damage, failure to lease out, any lessee default or any other risk in respect of the containers.

The Container Investors pay the Company an acquisition fee for acquiring containers on their behalf at the time of acquisition and a fee for management services, including services associated with ultimately disposing of the containers on behalf of the Container Investors.

Lease rental income and expenses from the managed fleet owned by Container Investors are presented on a gross basis.

Lease rental income – managed fleet represents rental charges billed to the ultimate lessee for the managed fleet, including charges for handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan that is set forth in the leases.

Management fees from non-leasing services are earned for acquiring new managed containers and sales commissions are earned from sales of the managed containers on behalf of the Container Investors, which are generally calculated as a fixed percentage of the cost of the managed containers purchased and the proceeds from the sale of the managed containers, respectively.

Acquisition fees from purchases of containers for the managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term. As of December 31, 2020 and 2019, deferred revenue from acquisition fees amounted to $1,049 and $3,109, respectively, which were reported as “accounts payable and accrued expenses” in the consolidated balance sheets.

See Note 1 (e) “Accounting Policies and Recent Accounting Pronouncements – Revenue Recognition” for further information.

Containers - December 31, 2018 and Prior

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers and the amounts distributed to the Container Investors, reduced by associated lease management fees earned and retained by the Company.

Managed containers in the Company’s managed fleet on or before December 31, 2018 are not included in the Company’s container leasing equipment in the Company’s consolidated balance sheet as of December 31, 2020 and 2019.

Container Purchases On or After January 1, 2019

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers.

From an accounting perspective, in accordance with Topic 842 which is effective January 1, 2019 for the Company and under the above management arrangements, the Company is deemed to control the containers owned by the Container Investors before they are leased out. Furthermore, the deemed leaseback is considered a sales-type lease under Topic 842, with the Company as lessee and the Container Investors as lessors.

For accounting purposes, the Company is deemed to own the managed containers purchased by the Company on or after January 1, 2019 for and on behalf of Container Investors, notwithstanding the contractual management relationship which the Company has with the Container Investors. Accordingly, such managed containers are included in the Company’s container leasing equipment in the Company’s consolidated balance sheet as of December 31, 2020 and 2019 and depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value per the Company’s depreciation policy (see Note 1 (k) “Accounting Policies and Recent Accounting Pronouncements – Containers”). The purchase consideration paid by the Container Investors for such containers is reported as a deemed financial liability of the Company. Subsequent net operating income distributions made by the Company to the Container Investors are recorded as a reduction to the financial liability and as interest expense using the effective interest method. The net book value for these managed containers and the associated financial liability will reduce over time and will be removed upon container sale, irrespective of the amount realized in such sale.

During the year ended December 31, 2020, the Company paid $12,515 in cash to purchase the previously managed containers from a Container Investor which resulted in the extinguishment of the deemed financial liability. As a result of the settlement of the container leaseback financial liability, the management agreement between the Company and the Container Investor was terminated.

As of December 31, 2020 and 2019, the Company’s deemed container leaseback financial liability to the Container Investors amounted to $4,762 and $17,449, respectively, which were reported as "other liabilities” in the consolidated balance sheet.

The Company’s container leasing equipment for the owned and managed fleet as of December 31, 2020 and 2019, were as follows:

	2020			2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,740,717	$(1,619,304)	$4,121,413	$5,582,986	$(1,442,986)	$4,140,000
Containers - managed fleet	3,926	(287)	3,639	16,332	(181)	16,151
Total containers	$5,744,643	$(1,619,591)	$4,125,052	$5,599,318	$(1,443,167)	$4,156,151

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during 2020, 2019 and 2018 were as follows (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	2020	2019	2018
Lease rental income - managed fleet	$62,448	$101,901	$111,342
Less: distribution expense to managed fleet container investors	(57,311)	(93,858)	(102,992)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(730)	(394)	—
Management fees from leasing	4,407	7,649	8,350
Management fees from non-leasing services	5,271	7,590	8,529
Total management fees	$9,678	$15,239	$16,879

The Company’s consolidated balance sheets also include the accounts receivable from the lessees of the managed fleet which are uncollected lease billings related to the containers managed by the Company for the Container Investors. Amounts billed under leases for the managed fleet (“sub-leases”) are recorded in accounts receivable with a corresponding credit to due to container investors. As sub-lessor, the Company is required to remit accounts receivable from lessees of the managed fleet to the Container Investors once paid in accordance with the terms of the management agreements. The Company’s consolidated balance sheets also include the prepaid expenses and accounts payable and accrued expenses related to the containers managed by the Company for the Container Investors.

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of December 31, 2020 and 2019 in the consolidated balance sheets (also, see Note 4 “Transactions with Affiliates and Container Investors”). Accounts receivable related to the owned fleet pertains to the Company’s uncollected lease billings related to the containers owned by the Company. Prepaid expenses and other current assets and accounts payable and accrued expenses related to the owned fleet represents the Company’s general and administrative costs and operating costs arising from the containers owned by the Company.

	2020	2019
Accounts receivable - owned fleet	$97,950	$96,158
Accounts receivable - managed fleet	10,628	13,226
Total accounts receivable	$108,578	$109,384

Prepaid expenses and other current assets - owned fleet	$13,614	$14,627
Prepaid expenses and other current assets - managed fleet	99	189
Total prepaid expenses and other current assets	$13,713	$14,816

Accounts payable and accrued expenses - owned fleet	$23,198	$21,451
Accounts payable and accrued expenses - managed fleet	1,187	1,953
Total accounts payable and accrued expenses	$24,385	$23,404

Container contracts payable - owned fleet	$231,647	$9,394
Total container contracts payable	$231,647	$9,394